Revenue	12 Months Ended
Nov. 30, 2024
Texts Block [Abstract]
Revenue
3.	Revenue
United States
On May 12, 2014, the Company entered into a master services agreement with RxC Acquisition Company (“RxCrossroads”), and two statements of work (the master services agreement and the two statements of work, collectively “RxCrossroads Agreements”). Under the terms of the RxCrossroads Agreements, RxCrossroads acted as the Company’s exclusive third-party
logistics service provider for all of the Company’s products in the United States and, as such, provide warehousing and logistical support services to the Company, including inventory control, account management, customer support, product return management and fulfillment of orders.
In addition, under the RxCrossroads Agreements, RxCrossroads also acted as the Company’s exclusive third-party
distributor of
EGRIFTA
SV
®
in the United States. In such role, RxCrossroads purchased
EGRIFTA
SV
®
from the Company and took title thereto when the goods arrived in their warehouse. RxCrossroads’ purchases of
EGRIFTA
SV
®
were triggered by its expectations of market demand over a certain period of time. With respect to
EGRIFTA
SV
®
, RxCrossroads fulfilled orders received from authorized wholesalers and delivered
EGRIFTA
SV
®
directly to that authorized wholesaler’s client, namely, a specialty pharmacy forming part of the Company’s network of specialty pharmacies.
On November 1, 2017, we entered into an amended and restated master services agreement with RxCrossroads, along with two amended and restated statements of work (the amended and restated master services agreement and the two amended and restated statements of work, collectively “Amended and Restated RxCAgreements”) to add Trogarzo
®
as a new product sold in the United States. These Amended and Restated RxCrossroads Agreements replaced the RxCrossroads Agreements entered into in May 2014. On November 1, 2019, the Amended and Restated RxCrossroads Agreements were further amended to include
EGRIFTA
 SV
®
as an additional product to be distributed by RxCrossroads in the United States.
On May 29, 2024, the Company entered into a logistics services agreement with RxCrossroads 3PL LLC, (“RXC 3PL”) ( “RXC 3PL Agreement”). Under the terms of the RXC 3PL Agreement, RXC 3PL acts as our exclusive third-party logistics service provider for all of our products in the United States and as such, provides us with warehousing and logistical support services, including inventory control and account management.
On the same date, the Company also entered into a logistics services agreement with McKesson Specialty Care Distribution LLC (“McKesson”) (“McKesson Agreement”). Under the terms of the McKesson Agreement, McKesson acts as the Company’s exclusive third-party distributor of our products in the United States. In such role, McKesson provides us with customer support, product return management and fulfillment of orders. McKesson’s purchases of our products are triggered by its expectations of market demand over a certain period of time. With respect to
EGRIFTA
SV
®
, McKesson fulfills orders received from authorized wholesalers and delivers
EGRIFTA
SV
®
directly to that authorized wholesaler’s client, namely, a specialty pharmacy forming part of the Company’s network of specialty pharmacies. For Trogarzo
®
, McKesson fulfills orders directly received from the Company’s network of specialty pharmacies and specialty distributors.
Effective as of May 29, 2024, the McKesson Agreement and the RXC 3PL Agreement replaced the Amended and Restated RxCrossroads Agreements entered into on November 1, 2017 (as further amended).
Canada
The Company commercialized
EGRIFTA
®
directly in Canada using a distributor until September 2022, after which time the Company withdrew the product from the market in Canada.

Years ended November 30, 2024, 2023 and 2022

3.	Revenue (continued)
Europe
On

July 9, 2020, the Company entered into
pre-wholesaling
services agreement with Loxxess Pharma GmbH or (“Loxxess”) pursuant to which Loxxess agreed to act as our third-party service logistics provider (the “Loxxess Agreement”) in certain key European countries, including Germany, France, Italy, Austria, The Netherlands, Portugal, Switzerland, United Kingdom, Norway, Sweden, Finland and Denmark. Pursuant to the Loxxess Agreement, Loxxess received customers’ orders, stored, packaged and shipped Trogarzo
®
to European hospitals and pharmacies. Loxxess was also responsible, on our behalf, to collect payments of the goods sold to those hospitals and pharmacies. The hospitals and pharmacies dispensed Trogarzo
®
to patients.
On April 27, 2022, the Company announced that it would focus its commercial operations on the North American territory only and, as a result, would cease commercial sales of Trogarzo
®
in Europe. At that time, the Company sent a notice of termination to TaiMed Biologics Inc. (“TaiMed”), as per the contractual terms indicating it was returning the European commercialization rights to Trogarzo
®
to TaiMed within the next 180 days. The discontinuation became effective in December 2022 and the Company terminated the Loxxess Agreement in November 2023.
Net sales by product were as follows:

	2024	2023	2022

EGRIFTA SV ®	$60,147	$53,705	$50,454

Trogarzo ®	25,719	28,059	29,603

	$85,866	$81,764	$80,057

Net sales by geography were as follows:

	2024	2023	2022

Canada	$-	$86	$52

United States	85,804	81,392	78,744

Europe	62	286	1,261

	$85,866	$81,764	$80,057